Financial Instruments and Risk Management (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Changes in assets (liabilities) measured at fair value on a non recurring basis using significant unobservable inputs
Beginning Balance	$ 28	$ 222
Other-than-temporary impairment on equity securities		(1)
Fair Value Currency Translation Adjustment	(1)
Equity share in Numonyx loss		14
Numonyx divestiture		(207)
Ending Balance	27	28
Amount of total losses for the period included in earnings attributable to assets to assets still held at the reporting date	0	(1)
Fair Value, Measurements, Nonrecurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments in equity securities carried at cost	27	28
Assets held for sale	28	28
Total	55	56
Fair Value, Measurements, Nonrecurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments in equity securities carried at cost	0	0
Assets held for sale	0	0
Total	0	0
Fair Value, Measurements, Nonrecurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments in equity securities carried at cost	0	0
Assets held for sale	28	28
Total	28	28
Fair Value, Measurements, Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments in equity securities carried at cost	27	28
Assets held for sale	0	0
Total	$ 27	$ 28